Stock-based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based compensation	Stock-based compensation
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended December 31,	Note	2020	2019
Restricted share unit plan	17(a)	$1,991	$1,933
Performance restricted share unit plan	17(b)	2,031	1,892
Deferred stock unit plan	17(c)	(2,078)	5,618
		$1,944	$9,443
a) Restricted share unit plan
Restricted Share Units (“RSU”) are granted each year to executives and other key employees with respect to services to be provided in that year and the following two years. The majority of RSUs vest at the end of a three-year term. The Company settles RSUs with common shares purchased on the open market through a trust arrangement.

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2018	948,093	5.88
Granted	193,450	13.40
Vested	(465,194)	4.15
Forfeited	(26,272)	6.01
Outstanding at December 31, 2019	650,077	9.35
Granted	298,142	8.55
Vested	(269,484)	6.19
Forfeited	(37,264)	8.81
Outstanding at December 31, 2020	641,471	10.34
At December 31, 2020, there were approximately $3,290 of unrecognized compensation costs related to non-vested share-based payment arrangements under the RSU plan (December 31, 2019 – $3,104) and these costs are expected to be recognized over the weighted-average remaining contractual life of the RSUs of 1.6 years (December 31, 2019 – 1.3 years). During the year ended December 31, 2020, 269,484 units vested, which were settled with common shares purchased through a trust arrangement (December 31, 2019 - 465,194 units vested, of which 426,514 were settled with common shares purchased through a trust arrangement).
b) Performance restricted share unit plan
Performance Restricted Share Units ("PSU") are granted each year to senior management employees with respect to services to be provided in that year and the following two years. The PSUs vest at the end of a three-year term and are subject to performance criteria approved by the Human Resources and Compensation Committee at the grant date. The Company settles PSUs with common shares purchased through a trust arrangement.

	Number of units	Weighted-average exercise price $ per share
Outstanding at December 31, 2018	741,117	5.92
Granted	122,274	13.12
Vested	(372,924)	4.45
Forfeited	(8,560)	8.09
Outstanding at December 31, 2019	481,907	8.85
Granted	211,754	8.55
Vested	(201,104)	8.51
Outstanding at December 31, 2020	492,557	8.86
At December 31, 2020, there were approximately $3,405 of total unrecognized compensation costs related to non–vested share–based payment arrangements under the PSU plan (December 31, 2019 - $2,905) and these costs are expected to be recognized over the weighted-average remaining contractual life of the PSUs of 1.6 years (December 31, 2019 - 1.2 years). During the year ended December 31, 2020, 201,104 units vested, which were settled with common shares purchased through a trust arrangement at a factor of 2.00 common shares per PSU based on performance against grant date criteria (December 31, 2019 - 372,924 units at a factor of 2.00 vested, of which 334,244 units were settled).
The Company estimated the fair value of the PSUs granted during the years ended December 31, 2020 and 2019 using a Monte Carlo simulation with the following assumptions:

	2020	2019
Risk-free interest rate	0.30%	1.43%
Expected volatility	48.71%	40.12%
c) Deferred stock unit plan
Prior to January 1, 2021, under the Company’s shareholding guidelines non-officer directors of the Company were required to receive at least 50% and up to 100% of their annual fixed remuneration in the form of DSUs, at their election. The shareholding guidelines were amended effective January 1, 2021 to require directors to take at least 60% and up to 100% of their annual fixed remuneration in the form of DSUs if they do not meet shareholding guidelines, and to take between 0% and 100% if of their annual fixed remuneration in the form of DSUs if they do meet shareholding guidelines. In addition to directors, eligible executives can elect to receive up to 50% of their annual short term incentive plan compensation in the form of DSUs.
The DSUs vest immediately upon issuance and are only redeemable upon departure, retirement or death of the participant. DSU holders that are not US taxpayers may elect to defer the redemption date until a date no later than December 1 of the calendar year following the year in which the departure, retirement or death occurred.

Number of units
Outstanding at December 31, 2018	1,126,239
Granted	82,191
Redeemed	(307,385)
Outstanding at December 31, 2019	901,045
Granted	114,020
Redeemed	(9,562)
Outstanding at December 31, 2020	1,005,503
At December 31, 2020, the fair market value of these units was $12.42 per unit (December 31, 2019 – $15.95 per unit). At December 31, 2020, the current portion of DSU liabilities of $1,728 was included in accrued liabilities (December 31, 2019 - $nil) and the long-term portion of DSU liabilities of $10,761 was included in other long-term obligations (December 31, 2019 - $14,375) in the Consolidated Balance Sheets. During the year ended December 31, 2020, there were 9,562 units redeemed and settled in cash for $103 (December 31, 2019 - 307,385 units were redeemed and settled in cash for $5,084). There is no unrecognized compensation expense related to the DSUs since these awards vest immediately upon issuance.
d) Share option plan
Under the 2004 Amended and Restated Share Option Plan, which was approved and became effective in 2006, directors, officers, employees and certain service providers to the Company are eligible to receive stock options to acquire voting common shares in the Company. Each stock option provides the right to acquire one common share in the Company and expires ten years from the grant date or on termination of employment. Options may be exercised at a price determined at the time the option is awarded, and vest as follows: no options vest on the award date and twenty percent vest on each subsequent anniversary date. For the year ended December 31, 2020, 2,382,019 shares are reserved and authorized for issuance under the share option plan.

	Number of options	Weighted-average exercise price $ per share
Outstanding at December 31, 2018	565,600	5.40
Exercised(i)	(327,000)	5.97
Outstanding at December 31, 2019	238,600	4.61
Exercised(i)	(109,100)	4.91
Forfeited or expired	(4,500)	10.13
Outstanding at December 31, 2020	125,000	4.16
(i) All stock options exercised resulted in new common shares being issued (note 15(a)).
Cash received from options exercised for the year ended December 31, 2020 was $537 (2019 - $1,953). For the year ended December 31, 2020, the total intrinsic value of options exercised, calculated as the market value at the exercise date less exercise price, multiplied by the number of units exercised, was $535 (December 31, 2019 - $3,274).
The following table summarizes information about stock options outstanding at December 31, 2020:

	Options outstanding and exercisable
Exercise price	Number	Weighted-average remaining life	Weighted- average exercise price
$2.75	73,400	1.7 years	$2.75
$5.91	31,100	3.0 years	$5.91
$6.56	20,500	0.9 years	$6.56
	125,000	1.9 years	$4.16
At December 31, 2019, the weighted-average remaining contractual life of outstanding options was 2.4 years and the weighted-average exercise price was $4.61. The fair value of options vested during the year ended December 31, 2020 was $nil (December 31, 2019 – $nil). At December 31, 2020, the Company had 125,000 exercisable options (December 31, 2019 – 238,600) with a weighted-average exercise price of $4.16 (December 31, 2019 – $4.61).
At December 31, 2020 and 2019 there were no compensation costs related to non-vested awards not yet recognized and no stock options granted under this plan.